EUROPACIFIC GROWTH FUND

Semi-Annual Report
for the six months ended September 30, 1995

[The American Funds Group(R)]

EUROPACIFIC GROWTH FUND(R)

Seeks long-term capital appreciation by investing in companies based outside the U.S. More than half of the world's investment opportunities can be found beyond the borders of our country. As a shareholder of EuroPacific Growth Fund, you have access to what we believe are the best of those opportunities.

A LOOK AT THE FUND'S RESULTS
(through 9/30/95 with all distributions reinvested)

6 months                                                   + 12.5%
12 months                                                  +  8.7%
Lifetime (since 4/16/84)                                   +473.1%

Average annual compound return over the fund's lifetime    + 16.5%

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are returns, with all distributions reinvested, through September 30, 1995, assuming payment of the 5.75% maximum sales charge at the beginning of the stated periods:

                                                  Average Annual
                                Total Return      Compound Return
Ten Years                       +353.54%          +16.32%
Five Years                      +86.25%           +13.25%
One Year                        +2.45%            --

Sales charges are lower for accounts of $50,000 or more.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.


FELLOW SHAREHOLDERS

The first half of EuroPacific Growth Fund's 1996 fiscal year was a rewarding period, despite a less-than-robust worldwide economic environment. For the six months ended September 30, your holdings appreciated 12.5%, assuming reinvestment of the income dividend of 7 cents a share and a 6-cent-a-share capital gain distribution that were paid in June.

     During this period, the fund outpaced the unmanaged Morgan Stanley Capital International EAFER (Europe, Australasia, Far East) Index, which measures all major stock markets outside North America. That index posted a six-month increase of 5.1% with dividends reinvested.

     These latest results bring the fund's total gain since operations began in April 1984 to 473.1% with all distributions taken in shares, or an average compound return of 16.5% a year. During that time, the EAFE Index went up 424.5% including reinvestment. EuroPacific's lifetime results place it first among 13 U.S.-based international funds in existence throughout this 11 1/2-year span, according to Lipper Analytical Services. /1/

     The April-to-September period was marked by sluggish economic conditions throughout much of the fund's investment universe and by wide fluctuations in the currency markets. After a period of considerable strength, the yen weakened during the summer against the U.S. dollar, bringing the relationship between the two currencies back to about where it was one year ago. Japan's stock market, meanwhile, rose in yen terms for the six months but declined slightly when measured in dollars.

     As the table on page 3 shows, about 8% of the fund's assets are invested in Japanese stocks. However, EuroPacific remains substantially underrepresented in Japan relative to the size of that market as measured by the EAFE Index. That's one reason why the fund did better than the index for the half-year.

/1/ For the five- and ten-year periods ended September 30, EuroPacific also finished high in the Lipper rankings. For the ten years, it was in the top 15%, ranking 3rd of 20 comparable funds; for the five years, it was in the top 17%, ranking 9th of 55. For the 12 months ended September 30, EuroPacific was in the top 10%, ranking 22nd of 222 comparable funds. Lipper rankings do not reflect the effects of sales charges.

     EuroPacific benefited in the first half of fiscal 1996 from strong showings by several of its larger investments, including its three biggest positions at the start of the period:

1) ABB Asea Brown Boveri Ltd, a power generating and engineering business jointly owned by ASEA, a Swedish firm, and BBC Brown Boveri of Switzerland; the fund holds the stocks of the two parent companies, which posted six-month gains of 28.0% and 22.2%, respectively, in dollar terms;

2)   Astra, a Swedish pharmaceutical manufacturer, which rose 35.5%;

3) Internationale Nederlanden, a Dutch insurance and banking organization, which went up 20.4%.

     EuroPacific focuses on the merits of individual companies rather than emphasizing geographic regions or industries. At times, the fund's holdings can be sizable in a country or an industry where our analysts find unusually attractive values. This has been the case recently in Finland and Sweden, which together represent nearly 12% of net assets versus about 3% of the EAFE Index. These were two of the strongest markets in EuroPacific's investment universe, showing gains of 51.8% and 36.1%, respectively, in dollars and excluding dividends. In terms of industries, the fund currently has a fairly heavy concentration in telecommunications and banking; between them those two industries account for more than 16% of net assets.

     Mainly, however, our policy of focusing on individual companies allows for broad diversification. On September 30, the fund held securities representing more than 250 companies based in over 30 countries. Just over half of its net assets were invested in European stocks. Asia and the Pacific region accounted for about one-fourth of net assets; investments in the Americas (including Canada) accounted for 8%, while 15% was held in the form of cash and equivalents.

     Looking ahead, we believe the rather erratic investment climate of the past half-year could continue for some time. We would not be surprised to see further declines in European interest rates as well as further weakness among

Where the Fund's Assets Are Invested
(percent invested by country)

                                                                   EAFE

                                       EuroPacific Growth Fund     Index*

                                       (9/30/95)     (3/31/95)     (9/30/95)



ASIA/PACIFIC RIM

Japan                                  8.1%          6.9%          40.8%

Australia                              6.9           6.6           2.7

Hong Kong                              3.9           3.7           3.1

New Zealand                            2.2           2.3           .4

Singapore/Malaysia                     1.4           .7            3.4

Philippines                            1.1           1.2           --

South Korea                            1.1           .4            --

Indonesia                              .7            .5            --

Thailand                               .3            1.0           --

People's Republic of China             .1            .1            --

                                       25.8          23.4          50.4

EUROPE

United Kingdom                         9.4           9.5           16.8

Sweden                                 9.3           6.5           2.1

Netherlands                            6.5           6.4           4.0

Germany                                5.1           6.1           6.8

France                                 5.0           5.7           6.3

Switzerland                            4.5           4.5           5.7

Finland                                2.6           1.8           .8

Italy                                  2.1           1.7           2.3

Spain                                  2.0           1.3           1.7

Norway                                 1.3           .3            .5

Belgium                                .9            .8            1.1

Denmark                                .6            .8            .8

Ireland                                .4            .7            .3

Austria                                .4            .3            .4

Luxembourg                             .2            .2            --

Czech Republic                         .1            .1            --

                                       50.4          46.7          49.6

THE AMERICAS

Canada                                 3.6           3.3           --

Mexico                                 1.9           1.8           --

Brazil                                 1.6           1.2           --

Argentina                              .9            1.2           --



                                       8.0           7.5           --

Other                                  .9            1.7           --

Cash and Equivalents                    14.9         20.7          --



Total                                  100.0%        100.0%        100.0%



*Weighted by market capitalization

some European currencies and the yen. That weakness, if it materializes, should benefit many export-oriented manufacturers, including a number of companies in our portfolio.

     Most of the industrialized countries in which EuroPacific is invested appear to be making a renewed effort to deal with their economic problems, chiefly high unemployment and slow growth. In due course we would expect to see at least a moderate pickup in business activity in Europe as well as in Japan, where government and banking officials have been wrestling with a stubborn recession and a difficult financial crisis.

     Your fund continues to grow. In July, its net assets passed the $10 billion mark for the first time. (It is interesting to note that less than five years ago assets reached the $1 billion mark.) Our shareholder family now includes more than 500,000 individuals as well as many corporate investors and institutions such as foundations and university endowment funds.

     For the benefit of our newer shareholders -- and because the message bears repeating -- on the facing page we have repeated the pattern of globes and flags that has appeared in past EuroPacific reports.

     It shows that over the past quarter-century, stock markets outside the U.S. on the whole have done much better than the U.S. market. We believe this pattern is likely to continue over the longer term, though there are always going to be periods when the reverse holds true, just as there will be periods when the fund's share value goes down rather than up. Therefore, we encourage all of our shareholders to maintain a long-term perspective on their holdings.

Cordially,

Walter P. Stern                              Thierry Vandeventer
Chairman of the Board                        President

November 15, 1995

1970          1971          1972          1973          1974

+1%           +10%          +13%          -19%          -31%

-14%          +26%          +33%          -17%          -26%



1975          1976          1977          1978          1979

+30%          +19%          -12%          0%            +8%

+31%          0%            +15%          +29%          +2%



1980          1981          1982          1983          1984

+23%          -9%           +15%          +17%          +1%

+19%          -5%           -5%           +21%          +5%



1985          1986          1987          1988          1989

+27%          +13%          +1%           +12%          +27%

+53%          +67%          +23%          +27%          +9%



1990          1991          1992          1993          1994

-6%           +27%          +4%           +7%           -1%

-25%          +10%          -14%          +30%          +6%


Note: These figures, expressed in percentages based on U.S. dollars, are for calendar years and do not reflect dividends.

This chart shows that stock markets outside North America have done better, as a group, than the U.S. market in 16 of the past 25 calendar years. In each of those 16 years, the Morgan Stanley Capital International EAFE(R) (Europe, Australasia, Far East) Index, which reflects all major stock markets outside North America, has gone up more or declined less than its U.S. Index. (Both indexes are unmanaged.)

     The percentages on the top lines are for the U.S.; the lower lines represent EAFE. The figures show how the two averages fared in a particular year. Over the entire 25-year period, the EAFE Index gained 938% with dividends in cash, while the U.S. Index rose 331%. With dividends reinvested, the EAFE Index gained 2,126%, while the U.S. Index rose 1,082%.

Investment Portfolio September 30, 1995 (unaudited)
EuroPacific Growth Fund

Industry Diversification

 9.46%      Telecommunications
 7.43%      Banking
 4.94%      Broadcasting & Publishing
 4.71%      Electrical & Electronic
 4.30%      Automobiles
53.22%      Other Industries
15.94%      Bonds, Cash and Equivalents

                                       Percent

                                       of Net

Largest Individual Holdings            Assets

Astra                                  2.10%

ASEA/BBC Brown Boveri                  1.79

Mannesmann                             1.54

Internationale Nederlanden

  Groep                                1.49

Australia and New Zealand

Banking Group                          1.47

Nokia                                  1.38

News Corp.                             1.35

Svenska Handelsbanken Group            1.24

Nestle                                 1.21

Orkla                                  1.14


-------
EQUITY-TYPE SECURITIES
(common and preferred stocks and convertible debentures)

                                                               Shares or           Market         Percent

                                                               Principal           Value          of Net

TELECOMMUNICATIONS- 9.46%                                      Amount              (Millions)     Assets

Telecom Corp. of New Zealand Ltd. (New Zealand)                19,091,200          74.459

Telecom Corp. of New Zealand Ltd./1/                           6,740,000           26.287         .99

Telecom Corp. of New Zealand Ltd. (American                    31,800              1.964
Depositary

Receipts)

Telecomunicacoes Brasileiras SA, preferred nominative          2,123,114,288       101.265        .98

(Brazil)

Telefonos de Mexico, SA de CV, Class L (American

Depositary Receipts) (Mexico)                                  2,550,000           80.962

Telefonos de Mexico, SA de CV, Class L                         9,612,500           15.410         .93

Telecom Italia Mobile SpA (Italy)/2/                           53,760,000          89.422

Telecom Italia Mobile SpA, savings shares /2/                  4,320,000           4.767          .91

Koninklijke PTT Nederland NV (Netherlands)                     2,471,900           87.360         .84

Nippon Telegraph and Telephone Corp. (Japan)                   8,384               72.023         .70

Tele Danmark AS, Class B (Denmark)                             1,000,000           51.701

Tele Danmark AS, Class B (American Depositary                  550,000             14.231         .64

Receipts)

Philippine Long Distance Telephone Co. (American

Depositary Receipts) (Philippines)                             426,250             28.292

Philippine Long Distance Telephone Co., convertible

preferred shares, Series III (Global Depositary                400,000             23.800         .58

Receipts)

Philippine Long Distance Telephone Co., convertible

preferred shares, Series II (Global Depositary                 220,000             8.250

Receipts)/1/

Vodafone Group PLC (American Depositary Receipts)              1,005,000           41.205

(United Kingdom)

Vodafone Group PLC                                             1,148,700           4.821          .45

Telecom Italia SpA (Italy)                                     24,917,300          40.813

Telecom Italia SpA, savings shares                             2,400,000           3.131          .42

Hong Kong Telecommunications Ltd. (Hong Kong)                  21,150,000          38.440         .37

Cable and Wireless PLC (United Kingdom)                        5,735,740           37.794         .37

BCE Mobile Communications Inc. (Canada)/2/                     986,500             30.511         .29

DDI Corp. (Japan)                                              2,400               19.770         .19

Perusahaan Perseroan (Persero) PT Indonesian
Satellite

Corp. (American Depositary Receipts) (Indonesia)               477,500             16.772         .16

Rogers Cantel Mobile Communications Inc., Class B              565,000             13.772         .13

(Canada)/2/

ECI Telecom Ltd. (Israel)                                      600,000             13.425         .13

STET-Societa Finanziaria Telefonica p.a.,

nonconvertible savings shares (Italy)                          2,750,000           6.397

STET-Societa Finanziaria Telefonica p.a.                       1,835,000           5.594          .12

Telecom Argentina STET-France Telecom SA, Class B

(American Depositary Receipts) (Argentina)                     188,900             7.910

Telecom Argentina STET-France Telecom SA, Class B              590,000             2.478          .10

Telefonica de Argentina SA, Class B (American

Depositary Receipts) (Argentina)                               153,200             3.658

Telefonica de Argentina SA, Class B                            1,120,000           2.688          .06

Telefonica de Espana, SA (American Depositary                  153,000             6.330          .06

Receipts) (Spain)

Pakistan Telecommunication Corp. (Global Depositary            25,000              2.575          .03

Receipts) (Pakistan)/1/ /2/

Thai Telephone & Telecommunication Co., Ltd. (Global

Depositary Receipts) (Thailand)/1/ /2/                         40,000              .795           .01



BANKING- 7.43%

Australia and New Zealand Banking Group Ltd.                   35,431,503          151.777        1.47

(Australia)

Svenska Handelsbanken Group, Class A (Sweden)                  7,438,000           128.745        1.24

Banco de Santander, SA (Spain)                                 1,635,800           68.655

Banco de Santander, SA (American Depositary Receipts)          308,200             12.829         .79

ABN AMRO Holding NV (Netherlands)                              1,905,402           78.900         .76

Westpac Banking Corp. (Australia)                              18,909,130          76.572         .74

National Australia Bank Ltd. (Australia)                       4,648,076           41.156         .40

Bank of Montreal (Canada)                                      1,790,000           39.354         .38

Banco Popular Espanol, SA (Spain)                              245,000             38.154         .37

Bangkok Bank Ltd. (Thailand)                                   2,004,300           22.536

Bangkok Bank Ltd., 3.25% convertible debentures 2004           $10,000,000         10.050         .31

Korea First Bank (South Korea)                                 2,010,000           22.269         .21

Grupo Financiero Banamex Accival, SA de CV, Class B            9,530,000           18.686

(Mexico)

Grupo Financiero Banamex Accival, SA de CV, Class L            815,900             1.523          .20

CS Holding Group, registered shares (Switzerland)              185,000             17.386         .17

Kansallis-Yhtymae (formerly Kansallis-Osake-Pankki)            9,700,000           10.174         .10

(Finland)/2/

Philippine National Bank (Philippines)                         736,626             7.709          .07

Deutsche Bank AG (Germany)                                     144,840             6.898          .07

Safra Republic Holdings SA (Luxembourg)                        68,000              5.780          .06

Shinhan Bank (South Korea)                                     204,473             5.204          .05

PT Bank Internasional Indonesia (Indonesia)                    1,250,000           4.305          .04



MULTI-INDUSTRY- 5.56%

Orkla AS, Class A (Norway)                                     1,974,000           95.257

Orkla AS, Class B                                              500,000             22.535         1.14

Hutchison Whampoa Ltd. (Hong Kong)                             17,560,000          95.177         .92

Brierley Investments Ltd. (New Zealand)                        74,785,697          57.056

Brierley Investments Ltd., convertible preferred               3,866,500           2.619          .58

shares

Lend Lease Corp. Ltd. (Australia)                              4,086,948           57.616         .56

Jardine Strategic Holdings Ltd. (Singapore -                   12,375,000          36.135

Incorporated in Bermuda)

Jardine Strategic Holdings Ltd., 7.50% convertible             $11,631,000         11.520

Eurobonds 2049

Jardine Strategic Holdings Ltd. (American Depositary           300,000             1.725          .48

Receipts)

Jardine Strategic Holdings Ltd., warrants,                     1,375,000           .495

 expire 1998 /2/

Groupe Bruxelles Lambert SA (Belgium)                          218,000             28.973

Groupe Bruxelles Lambert SA, warrants, expire 1998 /2/         126,900             1.276          .29

Industriforvaltnings AB Kinnevik, Class B, 10.50%

convertible debentures 1997 (Sweden)                           SKR66,000,000       18.374

Industriforvaltnings AB Kinnevik, Class B                      303,440             9.257          .36

Industriforvaltnings AB Kinnevik, Class A                      302,260             9.156

Swire Pacific Ltd., Class A (Hong Kong)                        3,690,000           29.236         .28

Hanson PLC (United Kingdom)                                    5,063,694           16.117

Hanson PLC (American Depositary Receipts)                      700,000             11.375         .27

Incentive AB, Class B (Sweden)                                 350,000             16.811

Incentive AB, Class A                                          169,900             8.112          .24

Preussag AG (Germany)                                          78,500              23.163         .22

Ayala Corp., Class B (Philippines)                             13,104,000          12.832         .12

Investor AB, Class B, 8.00% convertible debentures             SKR28,000,000       6.341          .06

2001 (Sweden)

B A T Industries PLC (United Kingdom)                          534,814             4.450          .04



BROADCASTING & PUBLISHING- 4.94%

News Corp. Ltd. (American Depositary Receipts)                 2,363,200           51.990

(Australia)

News Corp. Ltd.                                                7,926,728           44.136

News Corp. Ltd., preferred shares (American                    1,181,600           23.484         1.35
Depositary

Receipts)

News Corp. Ltd., preferred shares                              3,981,146           19.731

CANAL+ (France)                                                329,675             56.179         .54

Elsevier NV (Netherlands)                                      3,600,000           46.163

Reed International PLC (United Kingdom)                        505,634             7.648          .52

Rogers Communications Inc., Class B (Canada)/2/                4,668,200           46.098         .45

Carlton Communications PLC (United Kingdom)                    2,601,500           42.620         .41

Pearson PLC (United Kingdom)                                   3,210,000           30.075         .29

Television Broadcasts Ltd. (Hong Kong)                         7,317,000           29.437         .28

Wolters Kluwer NV (Netherlands)                                257,579             23.668         .23

News International PLC, special dividend shares                4,491,200           22.574         .22

(United Kingdom)

NV Verenigd Bezit VNU (Netherlands)                            167,000             22.146         .21

Television Francaise /1/ (France)                              165,000             16.287         .16

Independent Newspapers, PLC (Ireland)                          2,614,450           15.960         .15

Holdingmaatschappij De Telegraaf NV (previously listed

as Telegraaf Holdings NV) (Netherlands)                        65,000              8.904          .09

TeleWest Communications PLC (American Depositary

Receipts) (United Kingdom)/2/                                  131,000             3.996          .04



ELECTRICAL & ELECTRONIC- 4.71%

ASEA AB, Class B (Sweden)                                      504,300             50.046

ASEA AB, Class A                                               400,000             40.099

ASEA AB, Class B (American Depositary Receipts)                240,000             23.970

BBC Brown Boveri Ltd, Class A (Switzerland)                    61,339              71.141

BBC Brown Boveri Ltd, Class B                                  3,115               .699           1.79

Nokia Corp., Class K (Finland)                                 1,954,400           137.270

Nokia Corp., Class A                                           80,000              5.619          1.38

Telefonaktiebolaget LM Ericsson, Class B (Sweden)              2,993,800           73.843

Telefonaktiebolaget LM Ericsson, Class B (American             600,000             14.700

Depositary Receipts)

Telefonaktiebolaget LM Ericsson, Class B, rights,              2,993,800           3.498          .90

expire 10/27/95 /2/

Telefonaktiebolaget LM Ericsson, Class B (American

Depositary Receipts),  rights, expire 10/26/95 /2/             600,000             .691

Makita Corp. (Japan)                                           1,761,000           27.842         .27

Siemens AG (Germany)                                           30,000              15.148         .15

Johnson Electric Holdings Ltd. (Hong Kong -                    6,916,800           13.779         .13

Incorporated in Bermuda)

Hitachi, Ltd. (Japan)                                          810,000             8.810          .09



AUTOMOBILES- 4.30%

Volvo AB, Class B (Sweden)                                     4,620,000           113.288        1.10

Bayerische Motoren Werke AG (Germany)                          169,481             92.897

Bayerische Motoren Werke AG, preferred shares                  43,636              16.893         1.06

Toyota Motor Corp. (Japan)                                     4,190,000           79.749         .77

Suzuki Motor Corp. (Japan)                                     5,645,000           60.827         .59

Renault SA (France)                                            1,208,700           35.597         .34

Peugeot SA (France)                                            200,000             27.338         .26

Daimler-Benz AG (Germany)                                      38,115              18.784         .18



INSURANCE- 4.16%

Internationale Nederlanden Groep NV (Netherlands)              2,135,492           124.093

Internationale Nederlanden Groep NV, warrants, expire          11,600,000          29.604         1.49

2001 /2/

Munchener Ruckversicherungs-Gesellschaft, registered           23,299              47.462

shares (Germany)

Munchener Ruckversicherungs-Gesellschaft                       3,000               5.423          .52

Munchener Ruckversicherungs-Gesellschaft, registered           5,053               .577

shares, warrants, expire 1998 /2/

Istituto Nazionale delle Assicurazioni SpA (Italy)             34,741,000          46.953         .45

Corporacion Mapfre, CIR, SA (Spain)                            697,223             36.042         .35

GIO Australia Holdings Ltd. (Australia)                        14,828,589          30.472         .29

Irish Life PLC (Ireland)                                       7,303,778           26.047         .25

Yasuda Fire and Marine Insurance Co., Ltd. (Japan)             3,810,000           24.556         .24

CKAG Colonia Konzern AG (Germany)                              28,488              23.333

CKAG Colonia Konzern AG, preferred shares                      1,553               .924           .23

Baloise Holding (Switzerland)                                  7,600               16.721         .16

Sampo Insurance Co. Ltd., Class A (Finland)                    238,100             13.936         .14

Chiyoda Fire & Marine Insurance Co., Ltd. (Japan)              750,000             4.403          .04



HEALTH & PERSONAL CARE- 4.13%

AB Astra, Class A (Sweden)                                     5,073,000           181.837

AB Astra, Class B                                              1,000,000           35.195         2.10

Sandoz Ltd. (Switzerland)                                      104,000             79.272         .76

Wella AG, preferred shares (Germany)                           78,237              55.755         .54

Glaxo Holdings PLC (United Kingdom)                            2,185,000           26.735

Glaxo Holdings PLC (American Depositary Receipts)              450,000             10.856         .36

Teva Pharmaceutical Industries Ltd. (American                  800,000             28.900         .28

Depositary Receipts) (Israel)

Sankyo Co., Ltd. (Japan)                                       397,000             9.036          .09



UTILITIES: ELECTRIC & GAS- 3.56%

Korea Electric Power Corp. (South Korea)                       1,223,300           51.090

Korea Electric Power Corp. (American Depositary                40,000              1.015          .50

Receipts)

Hongkong Electric Holdings Ltd. (Hong Kong)                    14,481,500          48.425         .47

PowerGen PLC (United Kingdom)                                  4,800,000           42.373         .41

Centrais Eletricas Brasileiras SA, preferred                   59,700,000          18.419

nominative (Brazil)

Centrais Eletricas Brasileiras SA, ordinary                    49,100,000          15.149         .32
nominative

Eastern Group PLC (United Kingdom)                             1,829,000           28.186         .27

National Power PLC (United Kingdom)                            3,350,000           27.375         .27

China Light & Power Co., Ltd. (Hong Kong)                      5,000,000           25.871         .25

Consolidated Electric Power Asia Ltd. (Hong Kong -             10,290,112          20.632

Incorporated in Bermuda)

Consolidated Electric Power Asia Ltd. (American                231,000             4.632          .24

Depositary Receipts)/1/

Hong Kong and China Gas Co. Ltd. (Hong Kong)                   11,719,080          18.874         .18

Scottish Power PLC (United Kingdom)                            3,000,000           16.691         .16

Huaneng Power International, Inc. Class N (American

Depositary Receipts) (People's Republic of China)/2/           825,000             14.231         .14

CESP - Companhia Energetica de Sao Paulo, preferred

nominative (American Depositary Receipts) (Brazil)/2/          708,000             7.257

CESP - Companhia Energetica de Sao Paulo, ordinary             69,120,000          2.249          .10

nominative /2/

CESP - Companhia Energetica de Sao Paulo, preferred

nominative (American Depositary Receipts)/1/ /2/               99,084              1.016

Ceske Energeticke Zavody (Czech Republic)/2/                   245,000             10.130         .10

British Gas PLC (United Kingdom)                               1,600,000           6.705          .07

Manila Electric Co., Class B (Philippines)                     598,788             4.576          .04

Edison SpA (Italy)                                             900,000             3.448

Edison SpA, warrants, expire 12/31/95 /2/                      30,000,000          .586           .04



MACHINERY & ENGINEERING- 2.61%

Mannesmann AG (Germany)                                        486,012             159.566        1.54

VA Technologie AG (Austria)                                    240,900             27.747         .27

Atlas Copco AB, Class A (Sweden)                               1,540,000           25.656         .25

GEA AG, preferred shares (Germany)                             45,187              15.753

GEA AG                                                         15,700              6.402          .21

Sandvik AB, Class B (Sweden)                                   900,000             18.045         .17

Mitsubishi Heavy Industries Ltd. (Japan)                       1,753,000           13.417         .13

Sembawang Shipyard Ltd. (Singapore)                            729,000             3.816          .04



ENERGY SOURCES- 2.44%

Royal Dutch Petroleum Co. (Netherlands)                        550,000             67.636

Royal Dutch Petroleum Co. (New York Registered                 115,000             14.116
Shares)

'Shell' Transport and Trading Co., PLC (New York

Registered Shares) (United Kingdom)                            105,000             7.521          .86

Petrofina SA (Belgium)                                         165,200             51.229         .49

TOTAL, Class B (American Depositary Receipts)                  785,827             23.673
(France)

TOTAL, Class B                                                 320,347             19.389         .42

YPF SA, Class D (American Depositary                           1,410,000           25.380         .25

Receipts)(Argentina)

Broken Hill Proprietary Co. Ltd. (Australia)                   1,067,486           14.694         .14

Repsol SA (Spain)                                              250,000             7.869

Repsol SA (American Depositary Receipts)                       198,500             6.302          .14

Petron Corp. (Philippines)                                     9,125,000           4.293

Petron Corp. (Global Depositary Receipts)/1/                   107,500             2.688          .07

NOVA Corp. of Alberta (Canada)                                 800,000             6.335          .06

Elf Gabon SA (Gabon)                                           9,400               1.335          .01



RECREATION & OTHER CONSUMER PRODUCTS- 2.39%

PolyGram NV (New York Registered Shares)                       1,274,700           83.174         .81
(Netherlands)

THORN EMI PLC (United Kingdom)                                 3,520,435           82.005         .79

Nintendo Co., Ltd. (Japan)                                     1,130,000           81.934         .79



BUSINESS & PUBLIC SERVICES- 2.23%

Welsh Water PLC (United Kingdom)                               2,350,000           28.763         .28

Eurotunnel SA, units, comprised of one share of

Eurotunnel SA ordinary  and one share of Eurotunnel

 PLC ordinary (France)/2/                                      17,923,406          25.847

Eurotunnel SA, unit warrants, expire 10/31/95 /2/              1,448,757           .003           .25

Thames Water PLC (United Kingdom)                              3,039,925           25.412         .25

Reuters Holdings PLC (United Kingdom)                          2,866,700           25.368         .24

Havas SA (France)                                              332,775             24.900         .24

Quebecor Printing Inc. (Canada)                                1,500,000           24.035         .23

North West Water Group PLC (United Kingdom)                    2,270,000           21.075

North West Water Group PLC, unit rights, expire                648,570             .277           .21

10/9/95 /2/

Waste Management International PLC (American

Depositary Receipts) (United Kingdom)/2/                       1,635,000           17.985         .17

Autopistas, Concesionaria Espanola, SA (Spain)                 1,800,000           17.647         .17

Secom Co., Ltd. (Japan)                                        220,000             14.622         .14

SAP AG, preferred shares (Germany)                             30,000              4.887          .05



BEVERAGES & TOBACCO- 2.16%

Coca-Cola Amatil Ltd. (Australia)                              10,094,965          75.886         .73

Seagram Co. Ltd. (Canada)                                      1,600,000           57.400         .56

Heineken Holding NV, Class A (Netherlands)                     271,874             40.474

Heineken NV                                                    32,812              5.295          .44

Companhia Cervejaria Brahma, preferred nominative              56,333,672          22.968         .22

(Brazil)

San Miguel Corp., Class B (Philippines)                        3,917,000           13.839         .13

Lion Nathan Ltd. (New Zealand)                                 3,400,000           7.111          .07

Panamerican Beverages, Inc., Class A (Mexico)                  22,000              .591           .01



FOOD & HOUSEHOLD PRODUCTS- 2.11%

Nestle SA (Switzerland)                                        122,400             125.422        1.21

Reckitt & Colman PLC (United Kingdom)                          6,079,100           63.225         .61

PT Indofood Sukses Makmur (Indonesia)                          5,566,000           26.847         .26

Universal Robina (Philippines)                                 6,000,000           2.880          .03



MERCHANDISING- 2.10%

H & M Hennes & Mauritz AB, Class B (Sweden)                    967,150             62.218         .60

Ito-Yokado Co., Ltd. (Japan)                                   634,000             34.988         .34

Tesco PLC (United Kingdom)                                     7,000,000           34.562         .33

WHSmith Group PLC, Class A (United Kingdom)                    4,800,000           27.948         .27

Cifra, SA de CV, Class A (Mexico)                              9,395,000           11.967

Cifra, SA de CV, Class C                                       3,945,000           4.579          .17

Cifra, SA de CV, Class B                                       1,076,400           1.283

Amway Japan Ltd. (American Depositary Receipts)                615,000             11.301

(Japan)

Amway Japan Ltd.                                               120,000             4.665          .16

Woolworths Ltd. (Australia)                                    5,713,502           13.381         .13

Delhaize "Le Lion" SA (Belgium)                                150,000             6.349          .06

Chain Store Okuwa Co., Ltd. (Japan)                            264,000             4.014          .04



INDUSTRIAL COMPONENTS- 2.10%

Compagnie Generale des Etablissements Michelin, Class          1,394,000           61.128

B (France)

Compagnie Generale des Etablissements Michelin,

convertible preferred shares                                   56,266              2.960          .62

Calsonic Corp. (Japan)                                         3,747,000           28.753         .28

Morgan Crucible Co. PLC (United Kingdom)                       3,346,966           21.161         .20

MINEBEA Co., Ltd. (Japan)                                      2,548,000           19.245         .19

Valeo (France)                                                 309,061             14.551         .14

Continental AG (Germany)                                       875,000             12.391         .12

Nikon Corp. (Japan)                                            950,000             12.246         .12

Bridgestone Corp. (Japan)                                      800,000             11.843         .11

Sumitomo Electric Industries, Ltd. (Japan)                     710,000             8.651          .08

BICC PLC (United Kingdom)                                      1,500,000           7.148          .07

Magna International Inc., Class A (Canada)                     150,600             6.796          .07

Orbital Engine Corp. Ltd. (Australia)/2/                       5,039,242           5.711

Orbital Engine Corp. Ltd. (American Depositary                 43,573              .376           .06

Receipts)/2/

Autoliv AB (American Depositary Receipts) (Sweden)/1/          70,000              4.266          .04



METALS: NONFERROUS- 1.84%

Western Mining Corp. Holdings Ltd. (Australia)                 7,678,192           50.236         .48

Outokumpu Oy, Class A (Finland)                                2,120,000           37.721         .36

Alusuisse-Lonza Holding Ltd., Zurich (Switzerland)             45,650              33.887         .33

Pechiney, certificats d'investissement privilegies             404,350             25.870         .25

(France)

Cominco Ltd. (Canada)/2/                                       1,300,000           25.512         .25

Inco Ltd. (Canada)                                             260,000             8.905          .09

Teck Corp., Class B (Canada)                                   414,000             8.253          .08



FOREST PRODUCTS & PAPER- 1.77%

Kymmene Corp. (Finland)                                        1,150,000           35.540

Kymmene Corp., 8.25% convertible debentures 2043               FIM40,000,000       10.301         .44

Stora Kopparbergs Bergslags AB, Class B (Sweden)               2,300,000           31.019         .30

Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)           1,400,000           19.545         .19

Fletcher Challenge Ltd. (New Zealand)                          5,900,000           15.910

Fletcher Challenge Forests Division                            837,128             1.118          .16

Repola Ltd. (Finland)                                          690,000             15.508         .15

Carter Holt Harvey Ltd. (New Zealand)                          6,024,336           14.026         .13

AssiDoman AB (Sweden)                                          520,000             12.526         .12

MAYR-MELNHOF Karton AG (Austria)                               160,000             10.178         .10

PT Indah Kiat Pulp & Paper Corp. (Indonesia)                   5,657,600           6.807          .07

Sappi BVI Finance Ltd., 7.50% convertible debentures           $6,000,000          6.225          .06

2002 (South Africa)/1/

Cartiere Burgo SpA (Italy)                                     730,000             4.948          .05



CHEMICALS- 1.25%

Ciba-Geigy Ltd. (Switzerland)                                  88,500              70.984         .69

L'Air Liquide (France)                                         124,371             19.805         .19

Akzo NV (Netherlands)                                          150,000             18.024         .17

Sumitomo Chemical Co., Ltd. (Japan)                            2,358,000           10.282         .10

DSM NV (Netherlands)                                           123,306             9.903          .10



APPLIANCES & HOUSEHOLD DURABLES- 1.23%

Electrolux AB, Class B (Sweden)                                925,000             44.230         .43

Sony Corp. (Japan)                                             747,000             38.667         .37

SANYO Electric Co., Ltd. (Japan)                               3,625,000           20.662         .20

Philips Electronics NV (Netherlands)                           350,000             17.076         .17

Leifheit AG (Germany)                                          140,000             6.468          .06

Samsung Electronics Co., Ltd. (Global Depositary               925                 .111           .00

Receipts) (South Korea)/1/



LEISURE & TOURISM- 1.06%

Forte PLC (United Kingdom)                                     14,674,388          57.232         .55

Euro Disney SCA (France)/2/                                    6,270,000           20.185

Euro Disney SCA, warrants, expire 2004 /2/                     1,100,000           .489           .20

Granada Group PLC (United Kingdom)                             1,592,523           16.047         .16

Mandarin Oriental International Ltd. (Singapore -              10,420,065          10.837         .10

Incorporated in Bermuda)

Rank Organisation PLC (United Kingdom)                         700,000             4.702          .05



TRANSPORTATION: AIRLINES- 0.87%

Singapore Airlines Ltd. (Singapore)                            4,809,000           44.609         .43

British Airways PLC (American Depositary Receipts)             354,400             25.296

(United Kingdom)

British Airways PLC                                            1,056,000           7.561          .32

Cathay Pacific Airways Ltd. (Hong Kong)                        8,217,400           12.490         .12



REAL ESTATE- 0.78%

Sun Hung Kai Properties Ltd. (Hong Kong)                       5,250,000           42.615         .41

Hysan Development Co. Ltd. (Hong Kong)                         7,550,000           18.117         .18

Mitsui Fudosan Co., Ltd. (Japan)                               1,480,000           17.736         .17

C&P Homes, Inc. (Philippines)/2/                               4,005,500           2.500          .02



BUILDING MATERIALS & COMPONENTS- 0.73%

Holderbank Financiere Glaris Ltd. (Switzerland)                47,745              37.551

Holderbank Financiere Glaris Ltd., warrants, expire            238,725             .289           .37

12/20/95 /2/

CEMEX, SA, Class B (Mexico)                                    2,210,625           8.947

CEMEX, SA, Class A                                             1,039,375           3.986          .12

Tolmex, SA de CV, Class B2 (Mexico)                            1,975,000           9.976          .10

Poliet (France)                                                100,425             8.424          .08

Sika Finanz AG, Series B (Switzerland)                         24,374              6.165          .06



MISCELLANEOUS MATERIALS & COMMODITIES- 0.67%

Compagnie de Saint-Gobain (France)                             317,409             38.681         .37

English China Clays PLC (United Kingdom)                       2,259,300           12.976         .13

Pilkington PLC (United Kingdom)                                4,000,000           12.550         .12

SGL Carbon AG (Germany)                                        80,500              5.213          .05



AEROSPACE & MILITARY TECHNOLOGY- 0.64%

Bombardier Inc., Class B (Canada)                              4,020,000           47.187         .46

Rolls-Royce PLC (United Kingdom)                               6,694,781           18.254         .18



WHOLESALE & INTERNATIONAL TRADE- 0.48%

ITOCHU Corp. (Japan)                                           4,067,000           25.024         .24

Finning Ltd. (Canada)                                          781,500             12.377         .12

Mitsubishi Corp. (Japan)                                       1,070,000           11.961         .11

Samsung Co., Ltd., preferred shares (Global
Depositary

Receipts) (South Korea)/1/                                     71,750              .628           .01



ELECTRONIC COMPONENTS- 0.44%

Murata Manufacturing Co., Ltd. (Japan)                         745,000             27.909         .27

Kyocera Corp. (Japan)                                          97,000              7.951          .08

Nichicon Corp. (Japan)                                         550,000             7.422          .07

Nihon Dempa Kogyo Co., Ltd. (Japan)                            100,000             2.669          .02



TRANSPORTATION: SHIPPING- 0.41%

Nippon Yusen KK (Japan)                                        3,580,000           21.162         .21

Bergesen D.Y. AS, Class B (Norway)                             650,000             14.493         .14

Shun Tak Holdings Ltd. (Hong Kong)                             8,350,000           6.589          .06



TRANSPORTATION: RAIL & ROAD- 0.35%

TNT Ltd. (Australia)/2/                                        19,550,000          29.983         .29

Nippon Konpo Unyu Soko (Japan)                                 775,000             6.236          .06



METALS: STEEL- 0.29%

ARBED SA (Luxembourg)/2/                                       92,400              12.280         .12

Thyssen AG (Germany)/2/                                        50,000              9.678          .09

Acerinox, SA (Spain)                                           73,810              8.432          .08



GOLD MINES- 0.18%

Ashanti Goldfields Co. Ltd. (Global Depositary                 735,000             14.516

Receipts) (Ghana)

Ashanti Goldfields Co. Ltd. (Global Depositary                 210,000             4.148          .18

Receipts)/1/



ELECTRONIC INSTRUMENTS- 0.17%

Scitex Corp. Ltd. (Israel)                                     964,500             18.205         .17



CONSTRUCTION & HOUSING- 0.16%

Sumitomo Forestry Co., Ltd. (Japan)                            494,000             7.761          .07

Kinden Corp. (Japan)                                           336,000             5.989          .06

Higashi Nihon House Co. Ltd. (Japan)                           225,000             3.331          .03



DATA PROCESSING & REPRODUCTION- 0.09%

Riso Kagaku Corp. (Japan)                                      70,000              5.964          .06

Olivetti SpA (Italy)/2/                                        4,500,000           3.878          .03



MISCELLANEOUS- 4.26%

Other equity-type securities in initial period of                                  441.480        4.26

acquisition

                                                                                   ---------      -----



TOTAL EQUITY-TYPE SECURITIES (cost: $6,946.724                                     8,702.171      84.06

million)

                                                                                   ---------      -----



BONDS

                                                               Principal

                                                               Amount

                                                               (Millions)

ARGENTINEAN GOVERNMENT- 0.52%

Argentina 7.31% March 2005 /3/                                 $86.000             53.320         .52



NEW ZEALAND GOVERNMENT- 0.26%

New Zealand 8.00% July 1998                                    NZ$41.200           26.992         .26



SUPRANATIONAL- 0.10%

International Bank for Reconstruction and Development          NZ$11.000           7.723          .08

12.50% July 1997

European Investment Bank 10.50% April 1998                     LIT3,000.000        1.853          .02



AUSTRALIAN GOVERNMENT- 0.08%

Australia 12.50% January 1998                                  A$10.250            8.521          .08



ITALIAN GOVERNMENT- 0.05%

Italy 10.00% August 1998                                       LIT9,000.000        5.459          .05



FRENCH GOVERNMENT- 0.01%

France O.A.T. 9.50% June 1998                                  FF6.000             1.310          .01

                                                                                   ---------      -----

TOTAL BONDS (cost: $89.753 million)                                                105.178        1.02

                                                                                   ---------      -----

SHORT-TERM SECURITIES



CORPORATE SHORT-TERM NOTES- 10.80%

Glaxo Wellcome plc 5.67%-5.72% due 10/23-12/12/95              $82.800             82.164         .79

AT&T Corp. 5.65%-5.69% due 10/16-11/3/95                       80.000              79.717         .77

Ford Credit Europe PLC 5.67%-5.70% due 10/5-11/16/95           75.200              74.890         .72

Abbey National North America 5.66%-5.67% due                   75.000              74.388         .72
11/9-12/7/95

American Express Credit Corp. 5.68%-5.73% due                  68.400              68.129         .66
10/19-11/7/95

Wal-Mart Stores Inc. 5.68%-5.72% due 10/6-10/25/95             65.005              64.852         .63

Commerzbank U.S. Finance Inc. 5.67%-5.72% due                  61.600              61.353         .59
10/16-11/3/95

General Electric Capital Corp. 5.64%-5.69% due                 55.400              54.903         .53
11/14-12/4/95

Halifax Building Society 5.63%-5.70% due                       55.000              54.736         .53
10/25-11/9/95

Commonwealth Bank of Australia 5.62%-5.70% due                 55.000              54.613         .53
10/11-11/21/95

Daimler-Benz North America Corp. 5.70%-5.72% due               49.900              49.836         .48
10/4-10/20/95

PepsiCo, Inc. 5.69%-5.70% due 10/13-11/3/95                    45.600              45.395         .44

Toyota Motor Credit Corp. 5.67%-5.75% due                      42.800              42.728         .41
10/2-11/6/95

National Australia Funding (Delaware) Inc.                     41.200              40.957         .40
5.64%-5.725% due 10/18-11/28/95

Ford Motor Credit Co. 5.70%-5.73% due 10/12-11/17/95           33.900              33.723         .33

Exxon Imperial U.S. Inc. 5.70%-5.71% due                       30.400              30.329         .29
10/13-10/23/95

ABN AMRO North America Finance Inc. 5.63%-5.72% due            28.900              28.862         .28

10/4-10/11/95

Bayerische Landesbank Girozentrale 5.66%-5.72% due             27.100              27.003         .26

10/6-11/1/95

Canadian Wheat Board 5.62%-5.69% due 10/20-11/1/95             25.500              25.399         .25

Shell Oil Co. 5.72% due 10/12/95                               25.000              24.953         .24

British Gas Capital Inc. 5.68% due 11/20/95                    25.000              24.799         .24

Bayer Corp. 5.69%-5.73% due 10/26-10/31/95                     24.750              24.632         .24

Sony Capital Corp. 5.75% due 10/13/95                          21.400              21.356         .21

U.S. Borax & Chemical Corp. 5.70% due 11/28/95                 16.200              16.048         .16

Arco Coal Australia Inc. 5.70% due 10/25/95                    10.582              10.540         .10



CERTIFICATES OF DEPOSIT- 2.94%

Canadian Imperial Bank of Commerce 5.72%-5.78% due             85.000              84.998         .82

10/17-11/7/95

National Westminster Bank PLC 5.76% due 10/2-10/30/95          50.000              50.000         .48

Societe Generale 5.74%-5.77% due 10/3-12/5/95                  50.000              49.995         .48

ABN-AMRO Bank NV 5.75%-5.78% due 10/23-11/6/95                 45.000              45.002         .43

Bayerische Landesbank Girozentrale Eurocertificate             40.000              39.598         .38

5.755% due 12/1/95

Bank of Montreal 5.79% due 11/27/95                            36.000              35.999         .35



FEDERAL AGENCY DISCOUNT NOTES- 0.68%

Federal Home Loan Mortgage Corp. 5.62% due                     36.400              36.170         .35
11/6-11/10/95

Federal Home Loan Bank 5.63% due 10/27/95                      34.295              34.153         .33



NON-U.S. GOVERNMENT SHORT-TERM NOTES- 0.21%

Alberta (Province of) 5.64%-5.65% due 10/10-12/27/95           17.000              16.850         .16

Netherlands (Government of) 6.50% due 4/15/96                  NLG9.000            5.698          .05



                                                                                   ---------      -----

TOTAL SHORT-TERM SECURITIES (cost: $1,513.584                                      1,514.768      14.63
million)

                                                                                   ---------      -----



TOTAL INVESTMENT SECURITIES (cost: $8,550.061                                      10,322.117     99.71
million)

Excess of cash and receivables over payables                                       29.896         .29

                                                                                   ---------      -----

NET ASSETS                                                                         10,352.013     100.00

                                                                                   =========      =====








/1/ Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

/2/ Non-income-producing securities.

/3/ Coupon rate may change periodically.

See Notes to Financial Statements


EQUITY-TYPE SECURITIES APPEARING IN THE PORTFOLIO SINCE MARCH 31, 1995
ARBED

Ashanti Goldfields
Autoliv
C&P Homes
Calsonic
Chain Store Okuwa
Cominco
DDI
ECI Telecom
Korea First Bank
Nikon
Nippon Yusen
Olivetti
Petrofina
PowerGen
SAP
Sappi BVI Finance
Seagram
SGL Carbon
Siemens
Telecom Italia Mobile
TeleWest Communications
Woolworths (Australia)

EQUITY-TYPE SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE MARCH 31, 1995

Aracruz Celulose
Banco Frances del Rio de la Plata
BASF
Bayer
Bayerische Vereinsbank
BCE
British Steel
Canadian Imperial Bank of Commerce
Credit local de France
Dowa Fire and Marine Insurance
Elan
Falconbridge
Hoechst
Mapfre Vida
Nichido Fire and Marine Insurance
Nippon Fire and Marine Insurance
Refuge Group
Senshukai
Sharp
Shimano
Showa Shell Sekiyu
Siderurgia Nacional
Societe Centrale Union Des Assurances de Paris
Societe Nationale Elf Aquitaine
Swiss Bank
Tenaga Nasional
Thai Farmers Bank
Tubos de Acero de Mexico
United Friendly
Volkswagen
Wacoal


EUROPACIFIC GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

at September 30, 1995 (dollars in millions)                                          (unaudited)

----------------------------------------------             ------------              -----------

ASSETS:

Investment securities at market

 (cost: $8,550.061)                                                                  10,322.117

Cash                                                                                 .958

Receivables for-

 Sales of investments                                      $3.378

 Sales of fund's shares                                    40.978

 Open forward currency contracts                           5.846

 Dividends and accrued interest                            31.483                    81.685

                                                           ------------              -----------

                                                                                     10,404.760

LIABILITIES:

Payables for-

 Purchases of investments                                  31.655

 Repurchases of fund's shares                              14.196

 Management services                                       4.141

 Accrued expenses                                          2.755                     52.747

                                                           ------------              -----------

NET ASSETS AT SEPTEMBER 30, 1995-

 Equivalent to $23.37 per share on

 442,989,922 shares of beneficial

 interest issued and outstanding;

 unlimited shares authorized                                                         10,352.013

                                                                                     ===========







STATEMENT OF OPERATIONS

for the six months ended September 30, 1995 (dollars in millions)                             (unaudited)

----------------------------------------------             ------------              -----------

INVESTMENT INCOME:

Income:

 Dividends                                                 $128.572

 Interest                                                  63.766                    192.338

                                                           ------------

Expenses:

 Management services fee                                   23.802

 Distribution expenses                                     11.324

 Transfer agent fee                                        5.418

 Reports to shareholders                                   .748

 Registration statement and prospectus                     1.149

 Postage, stationery and supplies                          .730

 Trustees' fees                                            .075

 Auditing and legal fees                                   .079

 Custodian fee                                             3.139

 Other expenses                                            .024                      46.488

                                                           ------------              -----------

 Net investment income                                                               145.850

                                                                                     -----------

REALIZED GAIN AND UNREALIZED

 APPRECIATION ON INVESTMENTS:

Net realized gain                                                                    45.643

Net increase in unrealized appreciation on

 investments                                               900.037

Net unrealized appreciation on open

 forward currency contracts                                11.283                    911.320

                                                           --------------            -----------

 Net realized gain and change in unrealized

  appreciation on investments                                                        956.963

                                                                                     -----------

NET INCREASE IN NET ASSETS RESULTING FROM

 OPERATIONS                                                                          1,102.813

                                                                                     ===========











----------------------------------------------             ------------              -----------



STATEMENT OF CHANGES IN NET ASSETS                         Six months ended          Year ended

(dollars in millions)                                      9/30/95*                  3/31/95

----------------------------------------------             ------------              -----------

OPERATIONS:

Net investment income                                      $145.850                  139.493

Net realized gain on investments                           45.643                    118.330

Net change in unrealized appreciation

 on investments                                            911.320                   (240.920)

                                                           ------------              -----------

 Net increase in net assets

  resulting from operations                                1,102.813                 16.903

                                                           ------------              -----------



DIVIDENDS AND DISTRIBUTIONS PAID TO

 SHAREHOLDERS:

Dividends from net investment income                       (29.548)                  (117.777)

Distributions from net realized gain on

 investments                                               (25.327)                  (296.792)

                                                           ------------              -----------

 Total dividends and distributions                         (54.875)                  (414.569)

                                                           ------------              -----------



CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold: 79,109,634

 and 182,082,807 shares, respectively                      1,778.529                 3,929.930

Proceeds from shares issued in reinvestment

 of net investment income dividends and

 distributions of net realized gain on

 investments: 2,351,477 and 18,345,378 shares,

 respectively                                              52.008                    389.766

Cost of shares repurchased: 49,510,383

 and 82,279,286 shares, respectively                       (1,114.019)               (1,763.865)

                                                           ------------              -----------



 Net increase in net assets resulting from

  capital share transactions                               716.518                   2,555.831

                                                           ------------              -----------



TOTAL INCREASE IN NET ASSETS                               1,764.456                 2,158.165



NET ASSETS:

Beginning of period                                        8,587.557                 6,429.392

                                                            -----------              -----------

End of period (including undistributed

 net investment income:  $156.917

 and $40.615, respectively)                                $10,352.013               8,587.557

                                                           ============              ===========




* Unaudited

See Notes to Financial Statements

EUROPACIFIC GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

1. EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     Equity-type securities traded on a national securities exchange (or reported on the NASDAQ national market) and securities traded in the over-the-counter market are stated at the last reported sales price on the day of valuation; other securities, and securities for which no sale was reported on that date, are stated at the last quoted bid price. Long-term and short-term securities with original or remaining maturities in excess of 60 days, including forward currency contracts, are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts on securities purchased are amortized over the life of the respective securities. The fund does not amortize premiums on securities purchased. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     Investment securities and other assets and liabilities, including forward currency contracts, denominated in non-U.S. currencies are recorded in the financial statements after translation into U.S. dollars utilizing rates of exchange on the last business day of the period. Purchases and sales of investment securities, income, and expenses are calculated using the prevailing exchange rate as accrued. The fund does not identify the portion of each amount shown in the fund's statement of operations under the caption "Realized Gain and Unrealized Appreciation on Investments" that arises from changes in non-U.S. currency exchange rates.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $3,139,000 includes $73,000 that was paid by these credits rather than in cash.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of September 30, 1995, net unrealized appreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $1,772,056,000, of which $2,095,582,000 related to appreciated securities and $323,526,000 related to depreciated securities. During the six months ended September 30, 1995, the fund realized, on a tax basis, a net capital gain of $47,547,000 on securities transactions. Net losses related to non-U.S. currency transactions of $4,001,000 and net gains related to other tax adjustments of $1,537,000 were treated as adjustments to ordinary income for federal income tax purposes. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $8,550,061,000 at September 30, 1995.


3. The fee of $23,802,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.69% of the first $500 million of average net assets; 0.59% of such assets in excess of $500 million but not exceeding $1.0 billion; 0.53% of such assets in excess of $1.0 billion but not exceeding $1.5 billion; 0.50% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.48% of such assets in excess of $2.5 billion but not exceeding $4.0 billion; 0.47% of such assets in excess of $4.0 billion but not exceeding $6.5 billion; and 0.465% of such assets in excess of $6.5 billion.

     Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended September 30, 1995, distribution expenses under the Plan were $11,324,000. As of September 30, 1995, accrued and unpaid distribution expenses were $1,529,000.

     American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $5,418,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $4,716,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     Trustees of the fund who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 1995, aggregate amounts deferred were $99,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS, and AFD. No such persons received any remuneration directly from the fund.

4. As of September 30, 1995, accumulated undistributed net realized gain on investments was $37,416,000 and paid-in capital was $7,935,149,000.

     The fund made purchases and sales of investment securities, excluding short-term securities, of $415,058,000 and $517,390,000, respectively, during the six months ended September 30, 1995.

     Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended September 30, 1995, such non-U.S. taxes were $13,962,000. Net realized currency losses on dividends, interest, withholding taxes reclaimable, and sales of non-U.S. bonds and notes were $316,000 for the six months ended September 30, 1995.

     The fund purchases forward currency contracts in anticipation of, or to protect itself against, fluctuations in exchange rates. The fund's use of forward currency contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded at market value and reflect the extent of the fund's involvement in these financial instruments. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from the possible movements in non-U.S. exchange rates and securities values underlying these instruments. At September 30, 1995, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

NON-U.S. CURRENCY SALE CONTRACTS

                                  Contract Amount                        U.S. Valuation at 9/30/95

                                                                                        Unrealized

                            Non-U.S.                U.S.              Amount            Appreciation



 Japanese Yen

  expiring 1/8 to

  3/11/96                   Yen4,448,575,000        $51,473,114       $45,627,388       $5,845,726








Per-Share Data and Ratios /1/

                                       Six months

                                       ended                        Year ended March 31


                                       9/30/95/2/     1995          1994         1993         1992         1991



Net Asset Value, Beginning

 of Period                             $20.89         $21.95        $17.64       $16.64       $15.18       $14.39

                                       -------        --------      -------      -------      ------       ------

 Income From Investment

  Operations:

  Net investment income                .33            .35           .24          .22          .28          .28

  Net realized and unrealized

   gain (loss) on investments          2.28           (.19)         4.37         1.04         1.48         1.02

                                       -------        --------      -------      -------      ------       ------

   Total income from investment

    operations                         2.61           .16           4.61         1.26         1.76         1.30

                                       -------        --------      -------      -------      ------       ------

 Less Distributions:

  Dividends from net investment

   income                              (.07)          (.317)        (.187)       (.222)       (.30)        (.33)

  Dividends from net realized

   non-U.S. currency gains /3/         -              (.003)        (.043)       (.038)       -            -

  Distributions from net

   realized gains                      (.06)          (.90)         (.07)        -            -            (.18)

                                       -------        --------      -------      -------      ------       ------

   Total distributions                 (.13)          (1.22)        (.30)        (.26)        (.30)        (.51)

                                       -------        --------      -------      -------      ------       ------

Net Asset Value, End of Period         $23.37         $20.89        $21.95       $17.64       $16.64       $15.18

                                       =======        ========      =======      =======      ======       ======



Total Return /4/                       12.53%/5/      .71%          26.27%       7.69%        11.71%       9.11%





Ratios/Supplemental Data:

 Net assets, end of period

  (in millions)                        $10,352        $8,588        $6,429       $2,992       $1,933       $1,138

 Ratio of expenses to average

  net assets                           .49%/5/        .97%          .99%         1.10%        1.24%        1.28%

 Ratio of net income to average

  net assets                           1.53%/5/       1.80%         1.13%        1.40%        1.85%        2.23%

 Portfolio turnover rate               15.85%/5/      16.02%        21.37%       10.35%       9.65%        8.58%






/1/ Adjusted to reflect the 100% share dividend effective June 10, 1993.

/2/ Unaudited

/3/ Realized non-U.S. currency gains are treated as ordinary income for federal income tax purposes.

/4/ This was calculated without deducting a sales charge. The maximum sales charge is 5.75% of the fund's offering price.

/5/ Based on operations shown and, accordingly, not representative of a full year's operations.

BOARD OF TRUSTEES

ELISABETH ALLISON, Cambridge, Massachusetts
Administrative Director, ANZI, Ltd.
(financial publishing and consulting);
former Senior Vice President, Planning and Development, McGraw-Hill, Inc.

DAVID I. FISHER, Los Angeles, California
Chairman of the Board, The Capital Group Companies, Inc.

ROBERT A. FOX, Livingston, California
President and Chief Executive Officer, Foster Farms Inc.

ALAN GREENWAY, La Jolla, California
President, Greenway Associates, Inc.
(management consulting services); former Chairman, Australian
Tourist Commission

WILLIAM R. GRIMSLEY, San Francisco, California
Senior Vice President and Director, Capital Research and Management Company

KOICHI ITOH, Tokyo, Japan
Managing Partner, VENCA Management
(venture capital)

WILLIAM H. KLING, St. Paul, Minnesota
President, Minnesota Public Radio;
President, Greenspring Co.; former President,
American Public Radio (now Public Radio International)
JOHN G. MCDONALD, Stanford, California
The IBJ Professor of Finance,
Graduate School of Business, Stanford University

WILLIAM I. MILLER, Columbus, Indiana
Chairman of the Board, Irwin Financial Corporation

DONALD E. PETERSEN, Birmingham, Michigan
Retired; former Chairman of the Board and Chief Executive Officer, Ford Motor Company

WALTER P. STERN, New York, New York
Chairman of the Board of the fund
Chairman of the Board, Capital Group International, Inc.

THIERRY VANDEVENTER, Geneva, Switzerland
President of the fund
Chairman of the Board, Capital Research Company

OTHER OFFICERS

STEVEN E. BEPLER, New York, New York
Executive Vice President of the fund
Senior Vice President and Director, Capital Research Company

MARK E. DENNING, London, England
Vice President of the fund
Senior Vice President, Capital Research Company

JANET A. MCKINLEY, New York, New York
Vice President of the fund
Senior Vice President, Capital Research Company
Vincent P. Corti, Los Angeles, California
Secretary of the fund
Vice President - Fund Business Management Group, Capital Research and Management Company

STEVEN N. KEARSLEY, Brea, California
Treasurer of the fund
Vice President and Treasurer, Capital Research and Management Company

MARY C. CREMIN, Brea, California
Assistant Treasurer of the fund
Senior Vice President - Fund Business Management Group, Capital Research and Management Company

R. MARCIA GOULD, Brea, California
Assistant Treasurer of the fund
Vice President - Fund Business Management Group, Capital Research and Management Company

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92621-5804

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
P.O. Box 2205
Brea, California 92622-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank, N.A.
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
O'Melveny & Myers
400 South Hope Street
Los Angeles, California 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

This report is for the information of shareholders of EuroPacific Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 1995, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR SECURITIES DEALER OR FINANCIAL PLANNER, OR CALL THE FUND'S TRANSFER AGENT, TOLL-FREE, AT 800/421-0180.

Litho in USA  BDA/AL/2787
Lit. No. EUPAC-013-1195

[The American Funds Group(R)]